INVENTORY (Details) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
INVENTORY [Abstract]
Raw materials	$ 226,082	$ 44,785
Work in process	42,390	8,397
Finished goods	14,130	2,799
Total inventory	$ 282,602	$ 55,981	$ 62,197